TCW Funds, Inc.

Supplement dated December 28, 2018 to

the Statement of Additional Information dated February 28, 2018, as supplemented (the “SAI”)

Disclosure relating to all series of the TCW Funds, Inc. (the “Corporation”):

Effective December 10, 2018, Mr. Charles A. Parker retired as a Director from the Board of Directors of the Corporation. Effective immediately, all references to Mr. Parker as a Director of the Corporation in the SAI are hereby removed.

Disclosure relating to TCW Artificial Intelligence Equity Fund, TCW New America Premier Equities Fund, TCW Relative Value Dividend Appreciation Fund, TCW Relative Value Large Cap Fund, TCW Select Equities Fund, TCW Global Bond Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, and TCW International Small Cap Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Artificial Intelligence Equity Fund	0.80%	0.70%	1.05%	0.90%	1.05%	1.00%
TCW New America Premier Equities Fund	0.80%	0.65%	1.04%	0.80%	1.04%	1.00%
TCW Relative Value Dividend Appreciation Fund	0.65%	0.60%	0.80%	0.73%	1.00%	0.95%
TCW Relative Value Large Cap Fund	0.65%	0.60%	0.80%	0.72%	1.00%	0.95%
TCW Select Equities Fund	0.75%	0.65%	N/A	0.80%	N/A	1.00%
TCW Global Bond Fund	0.55%	0.50%	1.04%	0.60%	1.04%	0.70%
TCW Emerging Markets Local Currency Income Fund	0.75%	0.75%	0.99%	0.85%	0.99%	0.90%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%	0.90%	1.23%	1.00%	1.23%	1.20%
TCW International Small Cap Fund	0.75%	0.75%	1.44%	1.00%	1.44%	1.20%

Accordingly, effective January 1, 2019, the management fee table under the heading “INVESTMENT ADVISORY AGREEMENT” on pages 50-51 is hereby replaced with the following:

U.S. Equity Funds
TCW Artificial Intelligence Equity Fund[1]	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund[2]	0.65%
TCW Relative Value Dividend Appreciation Fund[3]	0.60%
TCW Relative Value Large Cap Fund[4]	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund[5]	0.65%
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund[6]	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%
International Funds
TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund[7]	0.90%
TCW International Small Cap Fund	0.75%

1 The annual management fee rate shown in the table for the TCW Artificial Intelligence Equity Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.80%.

2 The annual management fee rate shown in the table for the TCW New America Premier Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.80%.

3 The annual management fee rate shown in the table for the TCW Relative Value Dividend Appreciation Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.65%.

4 The annual management fee rate shown in the table for the TCW Relative Value Large Cap Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.65%.

5 The annual management fee rate shown in the table for the TCW Select Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.75%.

6 The annual management fee rate shown in the table for the TCW Global Bond Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.55%.

7 The annual management fee rate shown in the table for the TCW Emerging Markets Multi-Asset Opportunities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.95%.

In addition, effective January 1, 2019, the contractual expense limitation table under the heading “INVESTMENT ADVISORY AGREEMENT” on pages 51-52 is hereby replaced with the following:

U.S. Equity Funds
TCW Artificial Intelligence Equity Fund
I Class Shares[1]	0.90%
N Class Shares[1]	1.00%
TCW Global Real Estate Fund
I Class Shares	1.00%
N Class Shares	1.15%
TCW New America Premier Equities Fund
I Class Shares[2]	0.80%
N Class Shares[2]	1.00%
TCW Relative Value Dividend Appreciation Fund
I Class Shares[3]	0.73%
N Class Shares[3]	0.95%
TCW Relative Value Large Cap Fund
I Class Shares[4]	0.72%
N Class Shares[4]	0.95%
TCW Relative Value Mid Cap Fund
I Class Shares	0.90%
N Class Shares	1.00%
TCW Select Equities Fund
I Class Shares[5]	0.80%
N Class Shares[5]	1.00%

U.S. Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares	0.73%
TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares[6]	0.60%
N Class Shares[6]	0.70%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%
TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond Fund
I Class Shares	0.49%
N Class Shares	0.79%

International Funds
TCW Developing Markets Equity Fund
I Class Shares	1.25%
N Class Shares	1.25%

TCW Emerging Markets Local Currency Income Fund
I Class Shares[7]	0.85%
N Class Shares[7]	0.90%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares[8]	1.00%
N Class Shares[8]	1.20%
TCW International Small Cap Fund
I Class Shares[9]	1.00%
N Class Shares[9]	1.20%

Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

1 The contractual expense limitation shown in the table for the TCW Artificial Intelligence Equity Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.05% for I Class Shares and N Class Shares of the Fund.

2 The contractual expense limitation shown in the table for the TCW New America Premier Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.04% for I Class Shares and N Class Shares of the Fund.

3 The contractual expense limitation shown in the table for the TCW Relative Value Dividend Appreciation Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 0.80% for I Class Shares and 1.00% for N Class Shares of the Fund.

4 The contractual expense limitation shown in the table for the TCW Relative Value Large Cap Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 0.80% for I Class Shares and 1.00% for N Class Shares of the Fund.

5 The contractual expense limitation shown in the table for the TCW Select Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the Fund was not subject to any contractual expense limitation.

6 The contractual expense limitation shown in the table for the TCW Global Bond Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.04% for I Class Shares and N Class Shares of the Fund.

7 The contractual expense limitation shown in the table for the TCW Emerging Markets Local Currency Income Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 0.99% for I Class Shares and N Class Shares of the Fund.

8 The contractual expense limitation shown in the table for the TCW Emerging Markets Multi-Asset Opportunities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.23% for I Class Shares and N Class Shares of the Fund.

9 The contractual expense limitation shown in the table for the TCW International Small Cap Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.44% for I Class Shares and N Class Shares of the Fund.

Disclosure relating to TCW High Yield Bond Fund (the “High Yield Bond Fund”)

Effective December 31, 2018, James S. Farnham will retire as a portfolio manager of the High Yield Bond Fund, and Stephen M. Kane, Tad Rivelle and Bryan Whalen will be added to the portfolio management team of the High Yield Bond Fund. Therefore, effective December 31, 2018, all references to James S. Farnham in the SAI are hereby removed.

In addition, effective December 31, 2018, the disclosure relating to the High Yield Bond Fund under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts” on page 61 of the SAI is deleted in its entirety and replaced with the following:

TCW High Yield Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane[1]	X
Laird R. Landmann	X
Tad Rivelle[1]	X
Bryan Whalen[1]	X

Performance Fee Accounts
Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Stephen M. Kane[1]	28	$95,713	30	$11,566	208	$33,917	0	$0	6	$1,578	6	$3,704
Laird R. Landmann	26	$105,624	19	$7,518	217	$32,474	0	$0	3	$392	7	$3,774
Tad Rivelle[1]	26	$94,924	43	$11,496	223	$39,777	0	$0	23	$1,357	7	$3,880
Bryan Whalen[1]	25	$94,906	43	$11,496	222	$39,693	0	$0	23	$1,357	7	$3,880

[1]	Information for Messrs. Kane, Rivelle and Whalen is provided as of November 30, 2018.

Please retain this Supplement with your SAI for future reference.